Financial Expenses, Net	12 Months Ended
Dec. 31, 2024
Interest and Debt Expense [Abstract]
Financial Expenses, Net	FINANCIAL EXPENSES, NET

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Expenses:
Interest on short-term bank credit and loans	$(59,211)	$(58,253)	$(14,857)
Factoring expenses	(42,654)	(17,474)	(2,218)
Interest on Commercial Securities Series A and B	(21,009)	(3,382)	—
Guarantees expenses	(17,613)	(22,339)	(17,356)
Interest on Series B, C and D Notes, net	(8,864)	(9,537)	(11,683)
Interest on long-term bank debt	(928)	(8,677)	(12,392)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	594	(11,962)	10,542
Other	(6,561)	(12,280)	(6,452)
	(156,246)	(143,904)	(54,416)
Income:
Interest on cash, cash equivalents and bank deposits	2,851	2,359	383
Other	2,270	3,718	2,669
	5,121	6,077	3,052
	$(151,125)	$(137,827)	$(51,364)